Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [Abstract]
Trade and other payables

	As of December 31,
In thousands of USD	2020	2021
Trade payables	20,390	23,792
Invoices not yet received	17,315	25,824
Accrued employee benefit costs	10,873	12,698
Trade Deposits	502	1,510
Sundry accruals	26,690	13,022
Trade and Other Payables	75,770	76,846
Current	75,770	76,077
Non-current	—	769